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SMI Dynamic Allocation Fund
SUMMARY SECTION – SMI DYNAMIC ALLOCATION FUND
Investment Objective
The SMI Dynamic Allocation Fund (the "SMI Dynamic Allocation Fund") seeks total return. Total return is composed of both income and capital appreciation.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the SMI Dynamic Allocation Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	SMI Dynamic Allocation Fund SMI Dynamic Allocation Fund Shares USD ($)
Fee for Redemptions Paid by Wire	$ 15

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	SMI Dynamic Allocation Fund SMI Dynamic Allocation Fund Shares
Management Fees	1.00%
Distribution (12b-1) Fees	none
Other Expenses	0.18%
Acquired Fund Fees and Expenses	0.27%	[1]
Total Annual Fund Operating Expenses	1.45%
[1]	"Total Annual Fund Operating Expenses" shown in the table above differ from the ratio of expenses to average net assets shown in the Financial Highlights because the Financial Highlights exclude "Acquired Fund Fees and Expenses."

Expense Example:

This Example is intended to help you compare the cost of investing in the SMI Dynamic Allocation Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the SMI Dynamic Allocation Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year that the SMI Dynamic Allocation Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example	One Year	Three Years	Five Years	Ten Years
SMI Dynamic Allocation Fund | SMI Dynamic Allocation Fund Shares | USD ($)	148	459	792	1,735

Portfolio Turnover

The SMI Dynamic Allocation Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the Example, above, affect the SMI Dynamic Allocation Fund's performance. During the most recent fiscal year, the SMI Dynamic Allocation Fund's portfolio turnover rate was 218.06% of the average value of its portfolio.

Principal Investment Strategies

SMI Advisory Services, LLC (the "Advisor"), the adviser to the SMI Dynamic Allocation Fund, uses a "Dynamic Asset Allocation" strategy to achieve the SMI Dynamic Allocation Fund's investment objective. This strategy involves the Advisor investing in open-end mutual funds and exchange-traded funds ("ETFs") (collectively "Underlying Funds") that invest in securities from the following six asset classes – U.S. Equities, International Equities, Fixed Income Securities, Real Estate, Precious Metals, and Cash. Markets experience times of inflation, deflation, economic growth and recession. The Advisor believes great value can be added by adjusting portfolio exposure between the six asset classes as changes in market environments are identified. Generally, the Advisor will invest in each of the three "best" asset classes as determined by the Advisor. The Advisor generally divides investments into each of the three categories into approximately equal amounts. The factors considered in determining which asset classes are best at a particular point in time include, but are not limited to each class's total returns for the most recent one, three, six, and twelve months, changes in those returns, asset flows, and historical volatility. The Advisor periodically rebalances the SMI Dynamic Allocation Fund's asset allocation in response to market conditions as well as to balance the SMI Dynamic Allocation Fund's exposure to the chosen asset classes. The Fund's investment strategy involves active trading, which may result in a high portfolio turnover rate. The SMI Dynamic Allocation Fund obtains its exposure to the particular asset classes by investing in the instruments below:

U.S. Equities – The SMI Dynamic Allocation Fund may invest in Underlying Funds that invest primarily in the equity securities of companies located in the United States. The Underlying Funds may invest in companies of any market capitalization.

The SMI Dynamic Allocation Fund may also invest directly in such companies. The SMI Dynamic Allocation Fund may also invest in Underlying Funds that utilize derivatives, such as investing in futures contracts.

International Equities – The SMI Dynamic Allocation Fund may invest in Underlying Funds that invest primarily in the equity securities of companies located outside of the United States, including issuers located in emerging market countries. The Underlying Funds may invest in companies of any market capitalization. The SMI Dynamic Allocation Fund may also invest directly in such companies. The SMI Dynamic Allocation Fund may also invest in Underlying Funds that utilize derivatives, such as investing in futures contracts.

Fixed Income Securities – The Fund may invest in Underlying Funds that invest primarily in fixed income securities of varying maturities and credit qualities including high-risk debt securities (or junk bonds). There are no limits on the level of investment in which the SMI Dynamic Allocation Fund may invest with respect to high-risk debt securities and there is no average weighted maturity of the securities in which the SMI Dynamic Allocation Fund must invest. The Underlying Funds may invest in fixed income securities denominated in foreign currencies. The Underlying Funds may also invest in derivative instruments, such as options, futures contracts, currency forwards or credit default swap agreements.

Real Estate – The SMI Dynamic Allocation Fund may invest in Underlying Funds that invest primarily in real estate securities. The Underlying Funds may also invest in real estate investment trusts ("REITs").

Precious Metals – The SMI Dynamic Allocation Fund may invest in Underlying Funds that invest primarily in precious metals. The SMI Dynamic Allocation Fund may also invest in ETFs or other investment companies that invest in mining and other precious metal related companies. The SMI Dynamic Allocation Fund may also invest in Publicly Traded Partnerships (PTPs) that invest in precious metals. PTPs are traded on stock exchanges or markets such as the New York Stock Exchange and NASDAQ. They are generally treated as "pass- through" entities for tax purposes; they do not ordinarily pay income taxes, but pass their earnings on to unit holders.

Cash (and cash equivalents) – The SMI Dynamic Allocation Fund may invest in short-term cash instruments including U.S. Treasury securities, repurchase agreements, short-term debt instruments, money market deposit accounts, and money market funds and ETFs that focus on investing in the foregoing.

The SMI Dynamic Allocation Fund indirectly will bear its proportionate share of all management fees and other expenses of the underlying funds in which it invests. Therefore, the SMI Dynamic Allocation Fund will incur higher expenses than other mutual funds that invest directly in securities. Actual expenses are expected to vary with changes in the allocation of the SMI Dynamic Allocation Fund's assets among the various Underlying Funds in which the SMI Dynamic Allocation Fund invests.

Principal Risks

All investments involve risks, and the SMI Dynamic Allocation Fund cannot guarantee that it will achieve its investment objective. An investment in the SMI Dynamic Allocation Fund is not insured or guaranteed by any government agency. As with any mutual fund investment, the SMI Dynamic Allocation Fund's returns and share price will fluctuate, and you may lose money by investing in the SMI Dynamic Allocation Fund. Below are some of the specific risks of investing in the SMI Dynamic Allocation Fund. Insofar as the SMI Dynamic Allocation Fund invests in Underlying Funds, it may be directly subject to the risks described in this section of the prospectus.

Market Risk. The prices of securities held by the SMI Dynamic Allocation Fund may decline in response to certain events taking place around the world, including those directly involving the companies whose securities are owned by the SMI Dynamic Allocation Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations.

Management Risk. The SMI Dynamic Allocation Fund is subject to management risk as an actively-managed investment portfolio. The Advisor's investment approach may fail to produce the intended results. If the Advisor's perception of an Underlying Fund's value is not realized in the expected time frame, the SMI Dynamic Allocation Fund's overall performance may suffer.

Other Investment Company Securities Risks. When the SMI Dynamic Allocation Fund invests in another mutual fund or an ETF (Underlying Funds), the SMI Dynamic Allocation Fund indirectly will bear its proportionate share of any fees and expenses payable directly by the Underlying Fund. Therefore, the SMI Dynamic Allocation Fund will incur higher expenses, many of which may be duplicative. In addition, the SMI Dynamic Allocation Fund may be affected by losses of the Underlying Funds and the level of risk arising from the investment practices of the Underlying Funds (such as the use of leverage by the Underlying Funds). The SMI Dynamic Allocation Fund has no control over the investments and related risks taken by the underlying funds in which it invests. In addition to risks generally associated with investments in investment company securities, ETFs are subject to the following risks that do not apply to traditional mutual funds: (i) an ETF's shares may trade at a market price that is above or below their net asset value; (ii) an active trading market for an ETF's shares may not develop or be maintained; (iii) the ETF may employ an investment strategy that utilizes high leverage ratios; or (iv) trading of an ETF's shares may be halted if the listing exchange's officials deem such action appropriate, the shares are de-listed from the exchange, or the activation of market-wide "circuit breakers" (which are tied to large decreases in stock prices) halts stock trading generally.

Fixed Income Securities Risk. To the extent the SMI Dynamic Allocation Fund invests in Underlying Funds that invest in fixed income securities, the SMI Dynamic Allocation Fund will be subject to fixed income securities risks. While fixed income securities normally fluctuate less in price than stocks, there have been extended periods of increases in interest rates that have caused significant declines in fixed income securities prices. The values of fixed income securities may be affected by changes in the credit rating or financial condition of their issuers. Generally, the lower the credit rating of a security, the higher the degree of risk as to the payment of interest and return of principal.

Credit Risk. The issuer of a fixed income security may not be able to make interest and principal payments when due. Generally, the lower the credit rating of a security, the greater the risk that the issuer will default on its obligation.

Change in Rating Risk. If a rating agency gives a debt security a lower rating, the value of the debt security will decline because investors will demand a higher rate of return.

Interest Rate Risk. The value of the SMI Dynamic Allocation Fund may fluctuate based upon changes in interest rates and market conditions. As interest rates increase, the value of the SMI Dynamic Allocation Fund's income-producing investments may go down. For example, bonds tend to decrease in value when interest rates rise. Debt obligations with longer maturities typically offer higher yields, but are subject to greater price movements as a result of interest rate changes than debt obligations with shorter maturities.

Duration Risk. Prices of fixed income securities with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities.

Prepayment Risk. The SMI Dynamic Allocation Fund may invest in mortgage- and asset-backed securities, which are subject to fluctuations in yield due to prepayment rates that may be faster or slower than expected.

Income Risk. The SMI Dynamic Allocation Fund's income could decline due to falling market interest rates. In a falling interest rate environment, the SMI Dynamic Allocation Fund may be required to invest its assets in lower-yielding securities. Because interest rates vary, it is impossible to predict the income or yield of the SMI Dynamic Allocation Fund for any particular period.

High-Yield Securities ("Junk Bond") Risk. To the extent that the SMI Dynamic Allocation Fund invests in Underlying Funds that invest in high-yield securities and unrated securities of similar credit quality (commonly known as "junk bonds"), the SMI Dynamic Allocation Fund may be subject to greater levels of interest rate and credit risk than funds that do not invest in such securities. Junk bonds are considered predominately speculative with respect to the issuer's continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the SMI Dynamic Allocation Fund's ability to sell these securities (liquidity risk). If the issuer of a security is in default with respect to interest or principal payments, the SMI Dynamic Allocation Fund or an Underlying Fund may lose its entire investment, which will affect the SMI Dynamic Allocation Fund's return.

Portfolio Turnover Risk. The SMI Dynamic Allocation Fund's investment strategy involves active trading and will result in a high portfolio turnover rate. A high portfolio turnover can result in correspondingly greater brokerage commission expenses. A high portfolio turnover may result in the distribution to shareholders of additional capital gains for tax purposes, some of which may be taxable at ordinary income rates. These factors may negatively affect performance.

Foreign Securities Risk. To the extent the SMI Dynamic Allocation Fund invests in Underlying Funds that invest in foreign securities, it will be subject to risks not typically associated with domestic securities, such as currency risks, country risks (political, diplomatic, regional conflicts, terrorism, war, social and economic instability, currency devaluations and policies that have the effect of limiting or restricting foreign investment or the movement of assets), different trading practices, less government supervision, less publicly available information, limited trading markets and greater volatility. To the extent that Underlying Funds invest in issuers located in emerging markets, the risk may be heightened by political changes, changes in taxation, or currency controls that could adversely affect the values of these investments. Emerging markets have been more volatile than the markets of developed countries with more mature economies.

Real Estate Risk. The SMI Dynamic Allocation Fund may invest in Underlying Funds that invest in real estate securities. Real estate securities are susceptible to the many risks associated with the direct ownership of real estate, including declines in property values, increases in property taxes, operating expenses, interest rates or competition, overbuilding, changes in zoning laws, or losses from casualty or condemnation. REITs are pooled investment vehicles which invest primarily in income producing real estate or real estate related loans or interests. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling property that has appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Similar to investment companies, REITs are not taxed on income distributed to shareholders provided they comply with certain requirements of the Internal Revenue Code of 1986, as amended (the "Code"). The SMI Dynamic Allocation Fund will indirectly bear its proportionate share of expenses incurred by REITs in which the SMI Dynamic Allocation Fund invests in addition to the expenses incurred directly by the SMI Dynamic Allocation Fund.

Credit Default Swaps Product Risk. To the extent the SMI Dynamic Allocation Fund invests in Underlying Funds that invest in credit default swaps and related instruments, such as credit default swap index products, it may be subject to greater risks than if an investment was made directly in the reference obligation. These instruments are subject to general market risks, liquidity risks and credit risks, and may result in a loss of value to the SMI Dynamic Allocation Fund. The credit default swap market may be subject to additional regulations in the future.

Mortgage-Backed and Asset-Backed Securities Risk. To the extent the SMI Dynamic Allocation Fund invests in Underlying Funds that invest in these securities, movements in interest rates may quickly and significantly reduce the value of certain types of mortgage- and asset-backed securities. Mortgage- and asset-backed securities can also be subject to the risk of default on the underlying mortgages and other assets and prepayment risk.

Market Timing Risk. Because the SMI Dynamic Allocation Fund does not consider Underlying Funds' policies and procedures with respect to market timing, performance of the Underlying Funds may be diluted due to market timing and therefore may affect the performance of the SMI Dynamic Allocation Fund.

Small- and Mid-Cap Stock Risk. To the extent the SMI Dynamic Allocation Fund invests in Underlying Funds that invest in small- and mid-cap company stocks, it will be subject to more volatility and less liquidity than large company stocks. Small- and mid-cap companies are less widely followed by stock analysts and less information about them is available to investors.

Commodity Risk. Some of the Underlying Funds and other instruments in the SMI Dynamic Allocation Fund's portfolio may invest directly or indirectly in physical commodities, such as gold, silver, and other precious materials. Accordingly, the SMI Dynamic Allocation Fund may be affected by changes in commodity prices which can move significantly in short periods of time and be affected by new discoveries or changes in government regulation. Income derived from these investments in Underlying Funds that invest in commodities may not be qualifying income for purposes of the "regulated investment company" ("RIC") tax qualification tests. This could make it more difficult (or impossible) for the SMI Dynamic Allocation Fund to qualify as a RIC.

Furthermore, in September 2016, the Internal Revenue Service ("IRS") announced that it will no longer issue private letter rulings on questions relating to the treatment of a corporation as a RIC that require a determination of whether a financial instrument or position, such as a commodity-linked or structured note, is a security under section 2(a)(36) of the 1940 Act. (A financial instrument or position that constitutes a security under section 2(a)(36) of the 1940 Act generates qualifying income for a corporation taxed as a regulated investment company.) This caused the IRS to revoke the portion of any rulings that required such a determination, some of which were revoked retroactively and others of which were revoked prospectively as of a date agreed upon with the IRS. Should the IRS issue further guidance, or Congress enact legislation, that adversely affects the tax treatment of the Underlying Fund's use of commodity-linked notes (which guidance might be applied retroactively), it could, among other consequences, limit the Fund's and the Underlying Fund's ability to pursue its investment strategy.

RIC Qualification Risk. To qualify for treatment as a "regulated investment company" ("RIC") under the Internal Revenue Code of 1986, as amended (the "Code"), the SMI Dynamic Allocation Fund must meet certain income source, asset diversification and annual distribution requirements. Among other means of not satisfying the qualifications to be treated as a RIC, the SMI Dynamic Allocation Fund's investments in certain ETFs or publicly traded partnerships ("PTPs") that invest in or hold physical commodities could cause the SMI Dynamic Allocation Fund to fail the income source component of the RIC requirements. If, in any year, the SMI Dynamic Allocation Fund fails to qualify as a RIC for any reason and does not use a "cure" provision, the SMI Dynamic Allocation Fund would be taxed as an ordinary corporation and would become (or remain) subject to corporate income tax. The resulting corporate taxes could substantially reduce the SMI Dynamic Allocation Fund's net assets, the amount of income available for distribution and the amount of distributions.

Publicly Traded Partnership Risk. Publicly traded partnerships ("PTPs") are partnerships that may be publicly traded on the New York Stock Exchange ("NYSE") and NASDAQ. They often own businesses or properties relating to energy, natural resources or real estate. They are generally operated under the supervision of one or more managing partners or members. State law may offer fewer protections from enterprise liability to investors in a partnership compared to investors in a corporation. Distribution and management fees may be substantial. Losses are generally considered passive and cannot offset income other than income or gains relating to the same entity. These tax consequences may differ for different types of entities because PTPs can be taxed as partnerships or as corporations. Many PTPs may operate in certain limited sectors such as, without limitation, energy, natural resources, and real estate, which may be volatile or subject to periodic downturns. Growth may be limited because most cash is paid out to unit holders rather than retained to finance growth. The performance of PTPs may be partly tied to interest rates. Rising interest rates, a poor economy, or weak cash flows are among the factors that can pose significant risks for investments in PTPs. Investments in PTPs also may be relatively illiquid at times.

Derivatives Risk. To the extent the SMI Dynamic Allocation Fund invests in Underlying Funds that utilize derivatives, such as futures contracts, currency forwards and credit default swaps, the SMI Dynamic Allocation Fund is subject to the risks associated with such derivatives. Additionally, Underlying Funds may use derivative instruments such as put and call options on stocks and stock indices, and index futures contracts and options thereon. There is no guarantee such strategies will work.

The value of derivatives may rise or fall more rapidly than other investments. For some derivatives, it is possible to lose more than the amount invested in the derivative. Other risks of investments in derivatives include imperfect correlation between the value of these instruments and the underlying assets; risks of default by the other party to the derivative transactions; risks that the transactions may result in losses that offset gains in portfolio positions; and risks that the derivative transactions may not be liquid.

While futures contracts are generally liquid instruments, under certain market conditions they may become illiquid. As a result, the Underlying Fund may not be able to close out a position in a futures contract at a time that is advantageous. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures can exceed the Underlying Fund's initial investment in such contracts. The Underlying Fund's use of derivatives may magnify losses for it and the SMI Dynamic Allocation Fund.

Underlying Funds may use derivative instruments such as put and call options and index futures contracts. There is no guarantee such strategies will work. If the Underlying Fund is not successful in employing such instruments in managing its portfolio, its performance will be worse than if it did not invest in such instruments. Successful use by an Underlying Fund of options on stock indices, index futures contracts (and options thereon) will be subject to its ability to correctly predict movements in the direction of the securities generally or of a particular market segment. In addition, Underlying Funds will pay commissions and other costs in connection with such investments, which may increase the SMI Dynamic Allocation Fund's expenses and reduce the return. In utilizing certain derivatives, an Underlying Fund's losses are potentially unlimited. Derivative instruments may also involve the risk that other parties to the derivative contract may fail to meet their obligations, which could cause losses.

Underlying Funds in which the SMI Dynamic Allocation Fund invests may use derivatives to seek to manage the risks described below.

Interest rate risk. This is the risk that the market value of bonds owned by the Underlying Funds will fluctuate as interest rates go up and down.

Yield curve risk. This is the risk that there is an adverse shift in market interest rates of fixed income investments held by the Underlying Funds. The risk is associated with either flattening or steepening of the yield curve, which is a result of changing yields among comparable bonds with different maturities. If the yield curve flattens, then the yield spread between long-and short-term interest rates narrows and the price of a bond will change. If the curve steepens, then the spread between the long- and short-term interest rates increases which means long-term bond prices decrease relative to short-term bond prices.

Prepayment risk. This is the risk that the issuers of bonds owned by the Underlying Funds will prepay them at a time when interest rates have declined, and any proceeds may have to be invested in bonds with lower interest rates, which can reduce the returns.

Liquidity risk. This is the risk that assets held by the SMI Dynamic Allocation Fund may not be liquid.

Credit risk. This is the risk that an issuer of a bond held by the Underlying Funds may default.

Market risk. This is the risk that the value of a security or portfolio of securities will change in value due to a change in general market sentiment or market expectations.

Inflation risk. This is the risk that the value of assets or income will decrease as inflation shrinks the purchasing power of a particular currency.

Industry or Sector Focus Risk. To the extent that Underlying Funds in which the SMI Dynamic Allocation Fund invests focus their investments in a particular industry or sector, the Dynamic Allocation Fund's shares may be more volatile and fluctuate more than shares of a fund investing in a broader range of securities.

Ratings Agencies Risk. Ratings agencies assign ratings to securities based on that agency's opinion of the quality of debt securities. Ratings are not absolute standards of quality, do not reflect an evaluation of market risk, and do not necessarily correlate with yield.

Style Risk. The particular style or styles used primarily by the advisers of Underlying Funds in which the SMI Dynamic Allocation Fund invests may not produce the best results and may increase the volatility of the SMI Dynamic Allocation Fund's share price.

Volatility Risk. The value of the SMI Dynamic Allocation Fund's investment portfolio will change as the prices of its investments go up or down.

Liquidity Risk. In certain situations, it may be difficult or impossible to sell an investment in an orderly fashion at an acceptable price.

Cash Risk. From time to time, the SMI Dynamic Allocation Fund may hold a substantial cash position. If the market advances during periods when the SMI Dynamic Allocation Fund is holding a large cash position, the SMI Dynamic Allocation Fund may not participate as much as it would have if it had been more fully invested, and may not achieve its investment objective. To the extent the SMI Dynamic Allocation Fund uses a money market fund for its cash position, there will be some duplication of expenses because the SMI Dynamic Allocation Fund would bear its pro rata portion of such money market fund's advisory fees and operational expenses in addition to the SMI Dynamic Allocation Fund's direct fees and expenses.

Cybersecurity Risk. The SMI Dynamic Allocation Fund and its service providers may be subject to operational and information security risks resulting from breaches in cybersecurity that may cause the SMI Dynamic Allocation Fund to lose or compromise confidential information, suffer data corruption or lose operational capacity. Similar types of cybersecurity risks are also present for issuers of securities in which the SMI Dynamic Allocation Fund may invest, which may cause the SMI Dynamic Allocation Fund's investments in such companies to lose value. There is no guarantee the SMI Dynamic Allocation Fund will be successful in protecting against cybersecurity breaches.

Performance

The bar chart below shows how the SMI Dynamic Allocation Fund's investment results have varied from year to year. The table below shows how the SMI Dynamic Allocation Fund's average annual total returns for the one-year, five-year and since inception periods compare to those of two broad-based securities market indices, and to a custom benchmark index comprised 60% of the Wilshire 5000© Total Market Index and 40% of the Bloomberg Barclays U.S. Aggregate Bond© Index. The SMI Dynamic Allocation Fund began operations on February 28, 2013. Past performance of the SMI Dynamic Allocation Fund is not necessarily an indication of how the Fund will perform in the future.

Annual Total Return (years ended December 31st)

Highest/Lowest quarterly results during this time period were:
Best Quarter:	4th Quarter, 2014, 8.35%
Worst Quarter:	4th Quarter, 2018, (7.29)%

AVERAGE ANNUAL TOTAL RETURNS (for the period ended December 31, 2019)
Average Annual Total Returns - SMI Dynamic Allocation Fund	1 Year	5 Years	Since Inception	Inception Date
SMI Dynamic Allocation Fund Shares	9.47%	1.12%	4.04%	Feb. 28, 2013
SMI Dynamic Allocation Fund Shares | After Taxes on Distributions	8.94%	0.83%	3.63%	Feb. 28, 2013
SMI Dynamic Allocation Fund Shares | After Taxes on Distributions and Sales	5.62%	0.80%	3.06%	Feb. 28, 2013
Wilshire 5000© Total Market Index	31.02%	11.38%	13.68%	Feb. 28, 2013
Bloomberg Barclays U.S. Aggregate Bond© Index	8.72%	3.05%	2.80%	Feb. 28, 2013
Weighted Index (60% of the Wilshire 5000© Total Market Index and 40% of the Bloomberg Barclays U.S. Aggregate Bond© Index)	21.94%	8.19%	9.40%	Feb. 28, 2013

After-tax returns are calculated using the historical highest individual federal income tax rates in effect and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or IRAs. The index returns presented above assume reinvestment of all distributions and exclude the effect of taxes and fees (if expenses and taxes were deducted, the actual returns of the index would be lower).

Current performance of the SMI Dynamic Allocation Fund may be lower or higher than the performance quoted above. Performance data current to the most recent month end may be obtained by calling (877) 764-3863, a toll-free number, or data current to the most recent month end may be accessed on the Fund's website at www.smifund.com.